Income taxes - Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of period	$ 120	$ 16,740	$ 31,838
Increases related to prior year tax positions	15	7	0
Decreases related to prior year tax positions	0	(7,860)	(5,648)
Increases related to current year tax positions	0	0	113
Settlements	0	(8,767)	0
Lapse of statute	0	0	(9,563)
Balance at end of period	$ 135	$ 120	$ 16,740